UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2008

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.92%

COMMON STOCKS 97.08%

Aerospace 0.42%
Rockwell Collins, Inc.	1,212,831	$76,651

Agriculture, Fishing & Ranching 1.67%
Monsanto Co.	2,702,705	303,892

Air Transportation 1.28%
Delta Air Lines, Inc.*(b)	13,833,428	232,817

Banks 8.22%
Bank of America Corp.	2,189,347	97,098
Capital One Financial Corp.	865,890	47,459
JPMorgan Chase & Co.	11,540,844	548,767
Marshall & Ilsley Corp.	1,530,650	42,705
PNC Financial Services Group, Inc. (The)	3,033,800	199,078
SunTrust Banks, Inc.	2,722,357	187,707
Wells Fargo & Co.	10,911,300	371,093
Total		1,493,907

Beverage: Soft Drinks 3.85%
Coca-Cola Co. (The)	5,127,028	303,366
Coca-Cola Enterprises Inc.	17,233,609	397,580
Total		700,946

Biotechnology Research & Production 0.83%
Amgen Inc.*	3,227,900	150,388

Chemicals 0.81%
Praxair, Inc.	1,823,731	147,558

Communications Technology 1.60%
Corning Inc.	2,065,600	49,719
Juniper Networks, Inc.*	2,685,954	72,924
QUALCOMM Inc.	3,984,900	169,039
Total		291,682

Computer Services, Software & Systems 3.98%
Microsoft Corp.	12,789,200	416,928
Oracle Corp.*	14,896,054	306,114
Total		723,042

Computer Technology 3.47%
Hewlett-Packard Co.	6,160,417	269,518
Sun Microsystems, Inc.*	20,678,732	361,878
Total		631,396

Copper 1.01%
Freeport-McMoRan Copper & Gold Inc.	2,060,840	183,477

Diversified Financial Services 8.62%
Bank of New York Mellon Corp.	16,850,536	785,740
Citigroup, Inc.	8,978,000	253,359
Merrill Lynch & Co., Inc.	7,077,900	399,194
MetLife, Inc.	643,585	37,952
Morgan Stanley	1,841,549	91,028
Total		1,567,273

Drug & Grocery Store Chains 2.00%
Kroger Co. (The)	6,227,368	158,487
SUPERVALU INC.	6,812,059	204,770
Total		363,257

Drugs & Pharmaceuticals 7.57%
Abbott Laboratories	8,308,646	467,777
Bristol-Myers Squibb Co.	7,170,107	166,275
Cardinal Health, Inc.	247,800	14,365
Eli Lilly & Co.	2,460,247	126,752
Mylan, Inc.	2,242,553	33,436
Pfizer Inc.	829,000	19,390
Schering-Plough Corp.	2,298,603	44,984
Teva Pharmaceutical Industries Ltd. ADR	7,929,234	365,062
Wyeth	3,452,783	137,421
Total		1,375,462

Electrical Equipment & Components 1.91%
Emerson Electric Co.	6,823,339	346,899

Electronics:
Semi-Conductors/Components 0.11%
Avnet, Inc.*	561,000	19,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2008

		Value
Investments	Shares	(000)
Financial Data Processing Services & Systems 0.42%
Western Union Co.	3,374,900	$75,598

Financial: Miscellaneous 2.35%
Fannie Mae	12,608,173	426,913

Foods 3.28%
General Mills, Inc.	1,641,700	89,653
Hershey Co. (The)	244,900	8,865
Kraft Foods Inc. Class A	14,732,144	431,063
Wm. Wrigley Jr. Co.	1,165,000	66,906
Total		596,487

Gold 1.92%
Barrick Gold Corp. (Canada)(a)	6,772,319	348,707

Health & Personal Care 0.96%
CVS Caremark Corp.	4,455,464	174,075

Insurance: Life 0.63%
Prudential Financial, Inc.	1,359,100	114,667

Insurance: Multi-Line 2.92%
American International Group, Inc.	2,757,463	152,101
AON Corp.	7,096,044	308,820
Hartford Financial Services Group, Inc. (The)	862,100	69,632
Total		530,553

Leisure Time 0.34%
Carnival Corp. Unit	1,378,562	61,332

Machinery: Oil Well Equipment & Services 1.56%
Schlumberger Ltd. (Netherlands Antilles)(a)	2,359,442	178,043
Smith International, Inc.	1,940,913	105,217
Total		283,260

Milling: Fruit & Grain Processing 1.01%
Archer Daniels Midland Co.	4,157,400	183,133

Multi-Sector Companies 4.54%
Eaton Corp.	1,112,901	92,104
General Electric Co.	20,685,211	732,463
Total		824,567

Oil: Crude Producers 1.08%
Devon Energy Corp.	1,435,500	121,989
XTO Energy Inc.	1,425,500	74,040
Total		196,029

Oil: Integrated Domestic 0.63%
Occidental Petroleum Corp.	1,693,400	114,931

Oil: Integrated International 6.14%
Chevron Corp.	1,793,800	151,576
ExxonMobil Corp.	10,421,292	900,400
Marathon Oil Corp.	1,369,800	64,175
Total		1,116,151

Radio & TV Broadcasters 0.42%
News Corp. Class B	3,893,307	75,686

Rental & Leasing Services: Consumer 1.25%
Hertz Global Holdings, Inc.*	15,183,328	226,535

Retail 3.43%
Best Buy Co., Inc.	1,092,475	53,324
Costco Wholesale Corp.	285,500	19,397
Kohl’s Corp.*	3,104,100	141,671
Limited Brands, Inc.	74,600	1,424
Staples, Inc.	1,547,400	37,045
Wal-Mart Stores, Inc.	7,271,200	369,958
Total		622,819

Securities Brokerage & Services 1.32%
Charles Schwab Corp. (The)	10,773,135	240,241

Services: Commercial 3.38%
IAC/InterActiveCorp.*(b)	20,981,697	544,265
Waste Management, Inc.	2,155,961	69,940
Total		614,205

Soaps & Household Chemicals 2.30%
Colgate-Palmolive Co.	859,400	66,174
Procter & Gamble Co. (The)	5,346,272	352,586
Total		418,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2008

		Value
Investments	Shares	(000)
Textiles Apparel Manufacturers 1.20%
J. Crew Group, Inc.*(b)	4,779,559	$218,521

Tobacco 0.31%
Altria Group, Inc.	742,100	56,266

Transportation: Miscellaneous 0.87%
United Parcel Service, Inc. Class B	2,159,000	157,952

Utilities: Electrical 3.52%
FPL Group, Inc.	1,144,670	73,808
PG&E Corp.	4,502,154	184,769
PPL Corp.	4,112,241	201,171
Progress Energy, Inc.	3,994,840	180,447
Total		640,195

Utilities: Gas Distributors 1.19%
Sempra Energy	1,455,441	81,359
Spectra Energy Corp.	5,898,486	134,722
Total		216,081

Utilities: Telecommunications 2.76%
AT&T Inc.	11,227,771	432,157
Verizon Communications, Inc.	1,778,374	69,072
Total		501,229

Total Common Stocks (cost $15,995,535,564)		17,643,517

CONVERTIBLE PREFERRED STOCK 0.36%

Drugs & Pharmaceuticals 0.36%
Mylan, Inc. 6.50% (cost $61,943,000)	61,943	65,489

LIMITED LIABILITY COMPANY 0.48%

Oaktree Capital Management, LLC+ (cost $136,400,000)	3,100,000	86,025

Total Long-Term Investments (cost $16,193,878,564)		17,795,031

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 1.61%

Repurchase Agreement
Repurchase Agreement dated 1/31/2008, 2.31% due 2/1/2008 with StateStreet Bank & Trust Co. collateralized by $296,995,000 of Federal Home Loan Bank at 4.33% due 7/10/2009; value: $298,355,237; proceeds: $292,519,592 (cost $292,500,823)	$292,501	292,501

Total Investments in Securities 99.53% (cost $16,486,379,387)		18,087,532
Other Assets in Excess of Liabilities 0.47%		86,246
Net Assets 100.00%		$18,173,778

ADR American Depositary Receipt.

Unit More than one class of shares traded together.

*

Non-income producing security.

+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)

Foreign security traded in U.S. dollars.

(b)

Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)  Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of January 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$16,490,354,494
Gross unrealized gain	2,620,955,472
Gross unrealized loss	(1,023,778,238)
Net unrealized security gain	1,597,177,234

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended January 31, 2008:

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 10/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2008	Value at 1/31/2008	Net Realized Gain 11/1/2007 to 1/31/2008(a)	Dividend Income 11/1/2007 to 1/31/2008(a)
Delta Air Lines, Inc.(b)	11,431,000	2,632,700	(230,272)	13,833,428	$232,816,593	$—	$—
IAC/InterActiveCorp.	17,964,497	3,017,200	—	20,981,697	544,265,220	—	—
J. Crew Group, Inc.	5,569,526	635,800	(1,425,767)	4,779,559	218,521,438	7,287,488	—
Total					$995,603,251	$7,287,488	$—

(a) Represents net realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of October 31, 2007.

5.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2008